Net Interest Expense - Net Interest Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Line Items]
Interest cost	CAD 301	CAD 296	CAD 294
Interest capitalized to Properties	(15)	(13)	(15)
Interest expense	286	283	279
Interest income	(4)	(5)	(3)
Net interest expense	CAD 282	CAD 278	CAD 276